COMMON SHARES (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Oct. 31, 2019	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Mar. 17, 2006
COMMON SHARES
Common shares, shares authorized	800,000,000			800,000,000	600,000,000		600,000,000		500,000,000
Common shares, par value	$ 0			$ 0	$ 0		$ 0		$ 0
Shares issued during period	99,285,640	100,000,000	180,000,000
Issuance of common shares			$ 42,480,000	$ 41,495,212	$ 10,894,890
Common shares, total issued shares	582,258,622			582,258,622	481,027,002			381,027,002
Market price		$ 0.11
Total consideration	$ 41,495,212	$ 11,000,000		$ 44,999,330	$ 11,000,000	$ 0
Lockup period for issuance of shares		180 days